Shareholder Report	12 Months Ended
Jun. 30, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Manager Directed Portfolios
Entity Central Index Key	0001359057
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
Vert Global Sustainable Real Estate ETF
Shareholder Report [Line Items]
Fund Name	Vert Global Sustainable Real Estate ETF
Class Name	Vert Global Sustainable Real Estate ETF
Trading Symbol	VGSR
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Vert Global Sustainable Real Estate ETF (the “ETF”) for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://vertfunds.com/investments/. You can also request this information by contacting us at 1-844-740-VERT or by sending an email request to info@vertasset.com.
Additional Information Phone Number	1-844-740-VERT
Additional Information Email	info@vertasset.com
Additional Information Website	https://vertfunds.com/investments/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vert Global Sustainable Real Estate ETF	$48	0.45%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12 months ended June 30, 2026, the ETF had a total return of 12.94% as measured by  NAV. Over those same 12 months, the benchmark S&P Global REIT Index return was 15.39%. Despite the recent underperformance, the Vert Global Sustainable Real Estate ETF has now outperformed the S&P Global REIT Index over the trailing 3-year and 5-year periods. Since inception on October 31st 2017 the strategy has delivered an annualized return of 4.49% which is very close to the benchmark return of 4.65% over that period.
At the sector level, an underweight to healthcare hurt relative performance over the trailing 12 months. Conversely the ETF’s retail REIT selections outperformed the broader benchmark’s retail allocation despite similar weightings.
A detractor to relative performance over the 4 quarters was the ETF’s position in American Tower, a holding not included in the benchmark. After several years of outperformance, this infrastructure REIT lagged in market performance over the past year.
The ETF has always excluded the two pure play single family home REITs, Invitation Homes and American Homes 4 Rent. This was helpful to relative performance over the past year. These REITs were caught up in the political backlash against large institutional landlords owning single family homes, which ultimately resulted in an executive order aimed at limiting these REITs’ ability to purchase residential properties.
The ETF received $67 million in net new inflows from July 1, 2025 to June 30, 2026. The ETF now has over $500 million in assets under management as of June 30, 2026.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (10/31/2017)
Vert Global Sustainable Real Estate ETF NAV	12.94	3.33	4.49
MSCI ACWI Net Total Return Index (USD)	23.67	10.98	11.72
S&P Global REIT (US Dollar) Net Total Return Index	15.39	2.94	4.65

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://vertfunds.com/investments/ for more recent performance information.
Net Assets	$ 523,653,129
Holdings Count | $ / shares	145
Advisory Fees Paid, Amount	$ 1,567,691
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$523,653,129
Number of Holdings	145
Net Advisory Fee Paid	$1,567,691
Portfolio Turnover Rate	6%
Total Fund Operating Expenses	0.51%
30-Day SEC Yield	3.36%
30-Day SEC Yield Unsubsidized	3.28%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Sector Breakdown (% of Net Assets)*

Top 10 Issuers	(% of Net Assets)
Equinix, Inc.	5.7%
Simon Property Group, Inc.	5.4%
Welltower, Inc.	5.2%
Prologis, Inc.	4.6%
Digital Realty Trust, Inc.	4.6%
American Tower Corp.	4.2%
Goodman Group	4.2%
Ventas, Inc.	4.2%
Iron Mountain, Inc.	3.6%
Extra Space Storage, Inc.	3.0%
Geographic Breakdown (% of Net Assets)
[1]
Updated Prospectus Web Address	https://vertfunds.com/investments/

[1]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.